Commitments and Contingencies and Significant Contracts (Details) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 29, 2010 Thomas Granville [Member]	Dec. 31, 2013 Thomas Granville [Member]		Apr. 01, 2013 Charles R Trego [Member]	Dec. 31, 2013 Charles R Trego [Member]		Oct. 21, 2013 Stephen Graham [Member]	Dec. 31, 2013 Stephen Graham [Member]		Apr. 01, 2013 Philip S Baker [Member]	Dec. 31, 2013 Philip S Baker [Member]		Apr. 01, 2013 Vani K Dantam [Member]	Dec. 31, 2013 Vani K Dantam [Member]
Commitments and Contingencies [Line Items]
Position Of Employee					CEO	[1]		CFO (resigned August 2, 2013)	[2]		CFO	[3]		COO	[4]		Sr. VP	[5]
Date Of Employment Agreement					Jun. 29, 2013	[1]		Apr. 01, 2013	[2]		Oct. 21, 2013	[3]		Apr. 01, 2013	[4]		Jan. 23, 2012	[5]
Term Of Employment Agreement					3 years	[1]		3 years	[2]		3 years	[3]		3 years	[4]		3 years	[5]
Employment Agreement Salary					$ 380,000	[1]		$ 225,000	[2]		$ 250,000	[3]		$ 199,800	[4]		$ 225,000	[5]
Options - Granted	14,000	27,971	10,729	7,200			5,300			18,000	18,000	[3]	4,600			3,000
Weighted Average Exercise - Granted	$ 7.50	$ 7.00	$ 56.50	$ 75.00			$ 75.00			$ 7.50	$ 7.50	[3]	$ 75.00			$ 75.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights											Monthly	[3]
Non-vested - Options granted											0	[3]

[1]	Thomas Granville. On April 1, 2013, the Company renewed the Executive Employment Agreement with Thomas Granville as Chief Executive Officer. Pursuant to this agreement, Mr. Granville receives an annual salary of $380,000, an annual stipend of $38,000 and an annual car allowance of $9,000 for the period commencing April 1, 2013, and terminating March 31, 2016. Mr. Granville’s base salary is subject to annual review, and he is eligible for an annual bonus as determined by the compensation committee. Any such salary adjustment or bonus amount is on the basis of Mr. Granville’s and the Company’s performance. In addition, on June 29, 2010, Mr. Granville was granted a signing bonus of $270,000 and was paid on July 9, 2010. The Company also granted Mr. Granville an option to purchase 360,000 shares of our common stock at a price of $1.50 per share at a vesting rate of 10,000 shares per month through the term of the agreement. Mr. Granville is eligible to participate in any executive compensation plans adopted by the shareholders of the Company and the Company's standard employee benefit programs.
[2]	Charles R. Trego. On April 1, 2013, the Company entered into an Executive Employment Agreement with Charles R. Trego as Chief Financial Officer. Under the terms of his employment agreement, which had a term of three years, Mr. Trego was to receive an annual salary of $225,000, which was subject to review annually, an annual stipend of $22,500, an annual car allowance of $9,000, and bonus as determined by the compensation committee. On April 1, 2010, Mr. Trego received a 5-year option to purchase 265,000 shares of our common stock at a price of $1.50 per share. 27,000 options vested April 1, 2010 and, beginning in June 2010, 7,000 options vested monthly over a 34 month period. Mr. Trego resigned from the Company effective August 2, 2013.
[3]	Stephen Graham. On October 9, 2013 the Company entered into an Executive Employment Agreement with Stephen Graham as the new Chief Financial Officer effective October 21, 2013. Mr. Graham receives an annual salary of $250,000, which is subject to annual review, and an annual car allowance of $9,000, an annual stipend of $25,000and bonuses as determined by the compensation committee. Mr. Graham was granted a 5-year option to purchase 900,000 shares of common stock at a price of $0.15 per share, 180,000 options vested immediately and thereafter 20,000 options shall vest on the last day of each consecutive calendar month, commencing on October 31, 2013 and ending on September 30, 2016.
[4]	Philip S. Baker. On April 1, 2013, the Company renewed the Executive Employment Agreement with Philip S. Baker as Chief Operating Officer. Under the terms of his employment agreement, which has a term of three years, Mr. Baker receives an annual salary of $199,800, which is subject to review annually, an annual stipend of $19,980, an annual bonus as determined by the compensation committee , and an annual car allowance of $6,000. On April 1, 2010, Mr. Baker was granted a 5-year option to purchase 230,000 shares of our common stock at a price of $1.50 per share. 26,000 options vested on April 1, 2010 and, beginning in June, 2010, 6,000 options vested monthly through the remaining 34 months of this contract.
[5]	Vani K. Dantam. On April 1, 2013, The Company entered into a new Executive Employment Agreement with Vani Dantam as Senior Vice President Business Development, Sales & Marketing. Under the terms of this agreement, which has a term of three years, Mr. Dantam receives an annual salary of $225,000 , which is subject to review on an annual basis, an annual stipend of $22,500, is eligible for an annual bonus as determined by the compensation committee and an annual car allowance of $6,000. On January 1, 2012, Mr. Dantam received a $20,000 sign-on bonus , , and a 5- year option to purchase to purchase 150,000 shares of our common stock at a price of $1.50 per share , 15,020 options vested on January 1, 2012, and, beginning March 2012, 3,970 options vest monthly.